SUBORDINATED DEBENTURES (Details) (Special-purpose subsidiary, USD $)	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Mar. 31, 2004 Trust I	Sep. 30, 2013 Trust I	Sep. 30, 2013 Trust I Junior subordinated deferrable interest debentures Pulaski Financial Corp.	Mar. 30, 2004 Trust I Junior subordinated deferrable interest debentures Pulaski Financial Corp.	Dec. 31, 2004 Trust II	Sep. 30, 2013 Trust II	Sep. 30, 2013 Trust II Junior subordinated deferrable interest debentures Pulaski Financial Corp.	Dec. 15, 2004 Trust II Junior subordinated deferrable interest debentures Pulaski Financial Corp.
SUBORDINATED DEBENTURES
Proceeds from issuance of adjustable-rate preferred securities	$ 9,000,000				$ 10,000,000
Company's capital contribution for Trust's common securities	279,000				310,000
Aggregate principal amount				$ 9,300,000				$ 10,300,000
Interest rate on debentures (as a percent)			2.95%				2.11%
Interest rate on capital securities (as a percent)		2.95%				2.11%
Basis to determine variable interest rate on debentures			three-month LIBOR				three-month LIBOR
Basis to determine variable interest rate on capital securities		three-month LIBOR				three-month LIBOR
Margin over variable rate basis on debentures (as a percent)			2.70%				1.86%
Margin over variable rate basis on capital securities (as a percent)		2.70%				1.86%